Name:	Alfred P. Ouellette
Title:	Assistant Vice President and
Senior Counsel

March 3, 2009

EDGAR

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:	John Hancock Investment Trust– (the “Registrant”) for the following Prospectuses:
John Hancock Balanced Fund – Classes A, B & C, Class I; Class R, Class R1, Class R2,
Class R3, Class R4 and Class R5;
John Hancock Global Opportunities Fund – Classes A, B & C, Class I and Class NAV;
John Hancock Large Cap Equity Fund – Classes A, B & C and Class I;
John Hancock Small Cap Intrinsic Value Fund – Classes A, B & C, Class I and Class NAV;
John Hancock Sovereign Investors Fund – Classes A, B & C, Class I and Class R1;
and for the combined Statement of Additional Information for the Registrant
File Nos. 811-0560; 2-10156 0000022370

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the forms of the Prospectuses listed above and the form of the combined Statement of Additional Information, dated March 1, 2009 for the above-captioned Registrant, that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette
Assistant Secretary